Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New Age Alpha Funds Trust
Entity Central Index Key	0002013853
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000253472
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Trading Symbol	TVRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.45%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%
AssetsNet	$ 193,505,973
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 1,633,289
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$193,505,973 Number of Portfolio Holdings138 Advisory Fee $1,633,289 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.3%
Convertible Bonds	0.5%
Corporate Bonds	17.1%
Exchange-Traded Funds	4.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	1.6%
Materials	2.2%
Fixed Income	2.5%
Utilities	3.0%
Real Estate	3.2%
Energy	4.9%
Consumer Staples	4.9%
Financials	7.5%
Industrials	8.4%
Health Care	8.6%
Consumer Discretionary	10.9%
Communications	11.1%
Technology	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Microsoft Corporation	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	2.5%
Broadcom, Inc.	2.2%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253469
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Trading Symbol	TVRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.05%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.05%
AssetsNet	$ 193,505,973
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 1,633,289
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$193,505,973 Number of Portfolio Holdings138 Advisory Fee $1,633,289 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.3%
Convertible Bonds	0.5%
Corporate Bonds	17.1%
Exchange-Traded Funds	4.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	1.6%
Materials	2.2%
Fixed Income	2.5%
Utilities	3.0%
Real Estate	3.2%
Energy	4.9%
Consumer Staples	4.9%
Financials	7.5%
Industrials	8.4%
Health Care	8.6%
Consumer Discretionary	10.9%
Communications	11.1%
Technology	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Microsoft Corporation	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	2.5%
Broadcom, Inc.	2.2%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253471
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Trading Symbol	TVRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
AssetsNet	$ 193,505,973
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 1,633,289
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$193,505,973 Number of Portfolio Holdings138 Advisory Fee $1,633,289 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.3%
Convertible Bonds	0.5%
Corporate Bonds	17.1%
Exchange-Traded Funds	4.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	1.6%
Materials	2.2%
Fixed Income	2.5%
Utilities	3.0%
Real Estate	3.2%
Energy	4.9%
Consumer Staples	4.9%
Financials	7.5%
Industrials	8.4%
Health Care	8.6%
Consumer Discretionary	10.9%
Communications	11.1%
Technology	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Microsoft Corporation	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	2.5%
Broadcom, Inc.	2.2%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253470
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Trading Symbol	TVFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$139	1.30%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
AssetsNet	$ 193,505,973
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 1,633,289
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$193,505,973 Number of Portfolio Holdings138 Advisory Fee $1,633,289 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.3%
Convertible Bonds	0.5%
Corporate Bonds	17.1%
Exchange-Traded Funds	4.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	1.6%
Materials	2.2%
Fixed Income	2.5%
Utilities	3.0%
Real Estate	3.2%
Energy	4.9%
Consumer Staples	4.9%
Financials	7.5%
Industrials	8.4%
Health Care	8.6%
Consumer Discretionary	10.9%
Communications	11.1%
Technology	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Microsoft Corporation	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	2.5%
Broadcom, Inc.	2.2%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253473
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Trading Symbol	SECIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
AssetsNet	$ 71,340,338
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 265,146
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,340,338 Number of Portfolio Holdings102 Advisory Fee $265,146 Portfolio Turnover61%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Information Technology	1.0%
Equity	1.0%
Real Estate	2.7%
Materials	3.5%
Communications	4.3%
Utilities	5.4%
Energy	6.1%
Consumer Staples	7.2%
Consumer Discretionary	7.7%
Industrials	7.9%
Health Care	14.7%
Financials	14.7%
Technology	23.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corporation	7.0%
Amazon.com, Inc.	3.3%
Exxon Mobil Corporation	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%
Johnson & Johnson	1.7%
JPMorgan Chase & Company	1.4%
Intel Corporation	1.4%
Procter & Gamble Company (The)	1.4%
Lam Research Corporation	1.3%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253474
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Trading Symbol	SEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.85%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.85%
AssetsNet	$ 71,340,338
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 265,146
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,340,338 Number of Portfolio Holdings102 Advisory Fee $265,146 Portfolio Turnover61%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Information Technology	1.0%
Equity	1.0%
Real Estate	2.7%
Materials	3.5%
Communications	4.3%
Utilities	5.4%
Energy	6.1%
Consumer Staples	7.2%
Consumer Discretionary	7.7%
Industrials	7.9%
Health Care	14.7%
Financials	14.7%
Technology	23.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corporation	7.0%
Amazon.com, Inc.	3.3%
Exxon Mobil Corporation	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%
Johnson & Johnson	1.7%
JPMorgan Chase & Company	1.4%
Intel Corporation	1.4%
Procter & Gamble Company (The)	1.4%
Lam Research Corporation	1.3%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253476
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Trading Symbol	GILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
AssetsNet	$ 71,340,338
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 265,146
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,340,338 Number of Portfolio Holdings102 Advisory Fee $265,146 Portfolio Turnover61%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Information Technology	1.0%
Equity	1.0%
Real Estate	2.7%
Materials	3.5%
Communications	4.3%
Utilities	5.4%
Energy	6.1%
Consumer Staples	7.2%
Consumer Discretionary	7.7%
Industrials	7.9%
Health Care	14.7%
Financials	14.7%
Technology	23.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corporation	7.0%
Amazon.com, Inc.	3.3%
Exxon Mobil Corporation	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%
Johnson & Johnson	1.7%
JPMorgan Chase & Company	1.4%
Intel Corporation	1.4%
Procter & Gamble Company (The)	1.4%
Lam Research Corporation	1.3%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000249826
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Trading Symbol	SECEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
AssetsNet	$ 256,422,536
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,869,966
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$256,422,536 Number of Portfolio Holdings103 Advisory Fee $1,869,966 Portfolio Turnover141%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	2.0%
Materials	2.1%
Real Estate	2.1%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	7.9%
Financials	8.7%
Health Care	8.9%
Consumer Discretionary	9.2%
Communications	11.4%
Technology	36.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.1%
Microsoft Corporation	6.7%
Apple, Inc.	6.2%
Alphabet, Inc. - Class A	3.8%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.7%
Tesla, Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	1.5%
JPMorgan Chase & Company	1.5%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000249827
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Trading Symbol	SFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.00%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.00%
AssetsNet	$ 256,422,536
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,869,966
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$256,422,536 Number of Portfolio Holdings103 Advisory Fee $1,869,966 Portfolio Turnover141%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	2.0%
Materials	2.1%
Real Estate	2.1%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	7.9%
Financials	8.7%
Health Care	8.9%
Consumer Discretionary	9.2%
Communications	11.4%
Technology	36.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.1%
Microsoft Corporation	6.7%
Apple, Inc.	6.2%
Alphabet, Inc. - Class A	3.8%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.7%
Tesla, Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	1.5%
JPMorgan Chase & Company	1.5%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000249825
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Trading Symbol	GILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
AssetsNet	$ 256,422,536
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,869,966
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$256,422,536 Number of Portfolio Holdings103 Advisory Fee $1,869,966 Portfolio Turnover141%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	2.0%
Materials	2.1%
Real Estate	2.1%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	7.9%
Financials	8.7%
Health Care	8.9%
Consumer Discretionary	9.2%
Communications	11.4%
Technology	36.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.1%
Microsoft Corporation	6.7%
Apple, Inc.	6.2%
Alphabet, Inc. - Class A	3.8%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.7%
Tesla, Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	1.5%
JPMorgan Chase & Company	1.5%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253484
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Trading Symbol	SECUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.52%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.52%
AssetsNet	$ 72,074,342
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 562,389
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,074,342 Number of Portfolio Holdings126 Advisory Fee $562,389 Portfolio Turnover144%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	0.9%
Equity	1.0%
Communications	2.3%
Energy	3.4%
Real Estate	3.7%
Consumer Staples	4.3%
Materials	6.9%
Health Care	10.0%
Consumer Discretionary	10.4%
Financials	14.4%
Technology	17.7%
Industrials	24.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	2.3%
EMCOR Group, Inc.	1.9%
Interactive Brokers Group, Inc. - Class A	1.9%
Simon Property Group, Inc.	1.7%
Curtiss-Wright Corporation	1.7%
United Therapeutics Corporation	1.6%
Burlington Stores, Inc.	1.5%
Ecolab, Inc.	1.5%
RB Global, Inc.	1.5%
BWX Technologies, Inc.	1.4%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253483
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Trading Symbol	SUFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.27%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.27%
AssetsNet	$ 72,074,342
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 562,389
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,074,342 Number of Portfolio Holdings126 Advisory Fee $562,389 Portfolio Turnover144%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	0.9%
Equity	1.0%
Communications	2.3%
Energy	3.4%
Real Estate	3.7%
Consumer Staples	4.3%
Materials	6.9%
Health Care	10.0%
Consumer Discretionary	10.4%
Financials	14.4%
Technology	17.7%
Industrials	24.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	2.3%
EMCOR Group, Inc.	1.9%
Interactive Brokers Group, Inc. - Class A	1.9%
Simon Property Group, Inc.	1.7%
Curtiss-Wright Corporation	1.7%
United Therapeutics Corporation	1.6%
Burlington Stores, Inc.	1.5%
Ecolab, Inc.	1.5%
RB Global, Inc.	1.5%
BWX Technologies, Inc.	1.4%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253481
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Trading Symbol	GIUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$131	1.27%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.27%
AssetsNet	$ 72,074,342
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 562,389
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,074,342 Number of Portfolio Holdings126 Advisory Fee $562,389 Portfolio Turnover144%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	0.9%
Equity	1.0%
Communications	2.3%
Energy	3.4%
Real Estate	3.7%
Consumer Staples	4.3%
Materials	6.9%
Health Care	10.0%
Consumer Discretionary	10.4%
Financials	14.4%
Technology	17.7%
Industrials	24.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	2.3%
EMCOR Group, Inc.	1.9%
Interactive Brokers Group, Inc. - Class A	1.9%
Simon Property Group, Inc.	1.7%
Curtiss-Wright Corporation	1.7%
United Therapeutics Corporation	1.6%
Burlington Stores, Inc.	1.5%
Ecolab, Inc.	1.5%
RB Global, Inc.	1.5%
BWX Technologies, Inc.	1.4%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253488
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Trading Symbol	SAOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.71%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.71%
AssetsNet	$ 35,002,991
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 295,414
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,002,991 Number of Portfolio Holdings412 Advisory Fee $295,414 Portfolio Turnover234%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	65.9%
U.S. Government & Agencies	34.1%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Panama	0.1%
Israel	0.2%
Liberia	0.2%
Bermuda	0.3%
Luxembourg	0.3%
Netherlands	0.5%
Ireland	0.9%
United States	81.3%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	28.6%
Southern Copper Corporation	1.6%
Atmos Energy Corporation	1.5%
PepsiCo, Inc.	1.3%
Hershey Company (The)	1.2%
Chevron Corporation	1.2%
Reliance, Inc.	1.2%
OGE Energy Corporation	1.1%
DT Midstream, Inc.	1.0%
Exxon Mobil Corporation	1.0%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253485
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Trading Symbol	SAOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.46%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.46%
AssetsNet	$ 35,002,991
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 295,414
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,002,991 Number of Portfolio Holdings412 Advisory Fee $295,414 Portfolio Turnover234%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	65.9%
U.S. Government & Agencies	34.1%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Panama	0.1%
Israel	0.2%
Liberia	0.2%
Bermuda	0.3%
Luxembourg	0.3%
Netherlands	0.5%
Ireland	0.9%
United States	81.3%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	28.6%
Southern Copper Corporation	1.6%
Atmos Energy Corporation	1.5%
PepsiCo, Inc.	1.3%
Hershey Company (The)	1.2%
Chevron Corporation	1.2%
Reliance, Inc.	1.2%
OGE Energy Corporation	1.1%
DT Midstream, Inc.	1.0%
Exxon Mobil Corporation	1.0%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253487
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Trading Symbol	SAOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$137	1.41%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.41%
AssetsNet	$ 35,002,991
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 295,414
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,002,991 Number of Portfolio Holdings412 Advisory Fee $295,414 Portfolio Turnover234%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	65.9%
U.S. Government & Agencies	34.1%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Panama	0.1%
Israel	0.2%
Liberia	0.2%
Bermuda	0.3%
Luxembourg	0.3%
Netherlands	0.5%
Ireland	0.9%
United States	81.3%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	28.6%
Southern Copper Corporation	1.6%
Atmos Energy Corporation	1.5%
PepsiCo, Inc.	1.3%
Hershey Company (The)	1.2%
Chevron Corporation	1.2%
Reliance, Inc.	1.2%
OGE Energy Corporation	1.1%
DT Midstream, Inc.	1.0%
Exxon Mobil Corporation	1.0%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253490
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Trading Symbol	GURAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$195	1.96%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.96%
AssetsNet	$ 211,895,703
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,617,872
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$211,895,703 Number of Portfolio Holdings117 Advisory Fee $1,617,872 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	111.8%
U.S. Government & Agencies	5.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
U.S. Treasury Obligations	4.2%
Real Estate	90.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	9.0%
Prologis, Inc.	8.0%
Equinix, Inc.	5.9%
Simon Property Group, Inc.	4.5%
United States Treasury Bill	4.2%
Public Storage	4.2%
Realty Income Corporation	4.2%
Digital Realty Trust, Inc.	4.2%
VICI Properties, Inc.	3.4%
Ventas, Inc.	3.1%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253492
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Trading Symbol	GURCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$261	2.64%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.64%
AssetsNet	$ 211,895,703
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,617,872
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$211,895,703 Number of Portfolio Holdings117 Advisory Fee $1,617,872 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	111.8%
U.S. Government & Agencies	5.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
U.S. Treasury Obligations	4.2%
Real Estate	90.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	9.0%
Prologis, Inc.	8.0%
Equinix, Inc.	5.9%
Simon Property Group, Inc.	4.5%
United States Treasury Bill	4.2%
Public Storage	4.2%
Realty Income Corporation	4.2%
Digital Realty Trust, Inc.	4.2%
VICI Properties, Inc.	3.4%
Ventas, Inc.	3.1%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253489
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Trading Symbol	GURIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$161	1.62%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.62%
AssetsNet	$ 211,895,703
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,617,872
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$211,895,703 Number of Portfolio Holdings117 Advisory Fee $1,617,872 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	111.8%
U.S. Government & Agencies	5.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
U.S. Treasury Obligations	4.2%
Real Estate	90.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	9.0%
Prologis, Inc.	8.0%
Equinix, Inc.	5.9%
Simon Property Group, Inc.	4.5%
United States Treasury Bill	4.2%
Public Storage	4.2%
Realty Income Corporation	4.2%
Digital Realty Trust, Inc.	4.2%
VICI Properties, Inc.	3.4%
Ventas, Inc.	3.1%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253495
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Trading Symbol	SEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
AssetsNet	$ 305,596,724
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 2,138,241
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$305,596,724 Number of Portfolio Holdings122 Advisory Fee $2,138,241 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Information Technology	0.4%
Communication Services	1.1%
Equity	1.1%
Communications	2.2%
Consumer Staples	5.4%
Energy	5.5%
Technology	6.4%
Utilities	6.8%
Health Care	7.3%
Materials	8.8%
Consumer Discretionary	9.0%
Real Estate	11.1%
Industrials	15.6%
Financials	18.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Resideo Technologies, Inc.	1.9%
Nextracker Inc - Class A - Class A	1.7%
First Horizon Corporation	1.6%
Alcoa Corporation	1.6%
Five Below, Inc.	1.6%
Oshkosh Corporation	1.6%
Rexford Industrial Realty, Inc.	1.5%
Autoliv, Inc.	1.5%
Ciena Corporation	1.5%
FirstEnergy Corporation	1.5%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253494
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Trading Symbol	SEVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	2.00%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.00%
AssetsNet	$ 305,596,724
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 2,138,241
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$305,596,724 Number of Portfolio Holdings122 Advisory Fee $2,138,241 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Information Technology	0.4%
Communication Services	1.1%
Equity	1.1%
Communications	2.2%
Consumer Staples	5.4%
Energy	5.5%
Technology	6.4%
Utilities	6.8%
Health Care	7.3%
Materials	8.8%
Consumer Discretionary	9.0%
Real Estate	11.1%
Industrials	15.6%
Financials	18.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Resideo Technologies, Inc.	1.9%
Nextracker Inc - Class A - Class A	1.7%
First Horizon Corporation	1.6%
Alcoa Corporation	1.6%
Five Below, Inc.	1.6%
Oshkosh Corporation	1.6%
Rexford Industrial Realty, Inc.	1.5%
Autoliv, Inc.	1.5%
Ciena Corporation	1.5%
FirstEnergy Corporation	1.5%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253493
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Trading Symbol	SVUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
AssetsNet	$ 305,596,724
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 2,138,241
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$305,596,724 Number of Portfolio Holdings122 Advisory Fee $2,138,241 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Information Technology	0.4%
Communication Services	1.1%
Equity	1.1%
Communications	2.2%
Consumer Staples	5.4%
Energy	5.5%
Technology	6.4%
Utilities	6.8%
Health Care	7.3%
Materials	8.8%
Consumer Discretionary	9.0%
Real Estate	11.1%
Industrials	15.6%
Financials	18.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Resideo Technologies, Inc.	1.9%
Nextracker Inc - Class A - Class A	1.7%
First Horizon Corporation	1.6%
Alcoa Corporation	1.6%
Five Below, Inc.	1.6%
Oshkosh Corporation	1.6%
Rexford Industrial Realty, Inc.	1.5%
Autoliv, Inc.	1.5%
Ciena Corporation	1.5%
FirstEnergy Corporation	1.5%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253500
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Trading Symbol	SEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
AssetsNet	$ 47,332,260
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 134,480
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,332,260 Number of Portfolio Holdings177 Advisory Fee $134,480 Portfolio Turnover108%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	5.4%
Sweden	1.7%
Netherlands	1.8%
Ireland	2.6%
Germany	4.4%
France	4.5%
Canada	4.7%
Switzerland	5.2%
United Kingdom	5.9%
Japan	10.8%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.4%
JPMorgan Chase & Company	4.5%
Siemens AG	2.8%
Walmart, Inc.	2.4%
Exxon Mobil Corporation	2.4%
HSBC Holdings PLC	2.3%
Home Depot, Inc. (The)	2.3%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Sony Corporation	1.9%
Cisco Systems, Inc.	1.4%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253498
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Trading Symbol	SFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.92%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.92%
AssetsNet	$ 47,332,260
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 134,480
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,332,260 Number of Portfolio Holdings177 Advisory Fee $134,480 Portfolio Turnover108%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	5.4%
Sweden	1.7%
Netherlands	1.8%
Ireland	2.6%
Germany	4.4%
France	4.5%
Canada	4.7%
Switzerland	5.2%
United Kingdom	5.9%
Japan	10.8%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.4%
JPMorgan Chase & Company	4.5%
Siemens AG	2.8%
Walmart, Inc.	2.4%
Exxon Mobil Corporation	2.4%
HSBC Holdings PLC	2.3%
Home Depot, Inc. (The)	2.3%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Sony Corporation	1.9%
Cisco Systems, Inc.	1.4%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253499
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Trading Symbol	SEWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
AssetsNet	$ 47,332,260
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 134,480
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,332,260 Number of Portfolio Holdings177 Advisory Fee $134,480 Portfolio Turnover108%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	5.4%
Sweden	1.7%
Netherlands	1.8%
Ireland	2.6%
Germany	4.4%
France	4.5%
Canada	4.7%
Switzerland	5.2%
United Kingdom	5.9%
Japan	10.8%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.4%
JPMorgan Chase & Company	4.5%
Siemens AG	2.8%
Walmart, Inc.	2.4%
Exxon Mobil Corporation	2.4%
HSBC Holdings PLC	2.3%
Home Depot, Inc. (The)	2.3%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Sony Corporation	1.9%
Cisco Systems, Inc.	1.4%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.